Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Sales		$ 1,201,665	$ 1,096,224
Percentage of revenue derived from mineral stream interests located in geographic area		100.00%	100.00%
Mineral stream interest		$ 5,905,797	$ 5,488,391
Percentage of mineral stream interests located in geographic area		100.00%	100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales		$ 108,594	$ 94,239
Percentage of revenue derived from mineral stream interests located in geographic area		9.00%	9.00%
Mineral stream interest		$ 1,014,492	$ 584,465
Percentage of mineral stream interests located in geographic area		17.00%	11.00%
United States [member]
Disclosure of geographical areas [line items]
Sales		$ 66,321	$ 66,125
Percentage of revenue derived from mineral stream interests located in geographic area		6.00%	6.00%
Mineral stream interest		$ 453,181	$ 466,265
Percentage of mineral stream interests located in geographic area		8.00%	8.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales		$ 307,639	$ 220,768
Percentage of revenue derived from mineral stream interests located in geographic area		26.00%	20.00%
Mineral stream interest		$ 629,349	$ 534,175
Percentage of mineral stream interests located in geographic area		11.00%	10.00%
Greece [member]
Disclosure of geographical areas [line items]
Sales		$ 9,154	$ 11,488
Percentage of revenue derived from mineral stream interests located in geographic area		1.00%	1.00%
Percentage of mineral stream interests located in geographic area		0.00%	0.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales		$ 41,320	$ 33,460
Percentage of revenue derived from mineral stream interests located in geographic area		3.00%	3.00%
Mineral stream interest		$ 19,001	$ 20,261
Percentage of mineral stream interests located in geographic area		0.00%	0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales		$ 33,018	$ 34,486
Percentage of revenue derived from mineral stream interests located in geographic area		3.00%	3.00%
Mineral stream interest		$ 31,152	$ 32,956
Percentage of mineral stream interests located in geographic area		1.00%	1.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Sales	[1]	$ 0
Percentage of revenue derived from mineral stream interests located in geographic area	[1]	0.00%	0.00%
Mineral stream interest	[1]	$ 253,514	$ 264,402
Percentage of mineral stream interests located in geographic area	[1]	4.00%	5.00%
Argentina [member]
Disclosure of geographical areas [line items]
Sales		$ 0
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%
Mineral stream interest		$ 10,889
Percentage of mineral stream interests located in geographic area		0.00%
Chile [member]
Disclosure of geographical areas [line items]
Sales		$ 0
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%
Mineral stream interest		$ 31,349
Percentage of mineral stream interests located in geographic area		1.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales		$ 343,398	$ 450,166
Percentage of revenue derived from mineral stream interests located in geographic area		28.00%	41.00%
Mineral stream interest		$ 2,437,938	$ 2,509,344
Percentage of mineral stream interests located in geographic area		41.00%	46.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales		$ 286,285	$ 185,492
Percentage of revenue derived from mineral stream interests located in geographic area		24.00%	17.00%
Mineral stream interest		$ 992,519	$ 1,076,183
Percentage of mineral stream interests located in geographic area		16.00%	19.00%
Columbia [Member]
Disclosure of geographical areas [line items]
Sales		$ 5,936
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%
Mineral stream interest		$ 32,413	$ 340
Percentage of mineral stream interests located in geographic area		1.00%	0.00%
Gold interests [member]
Disclosure of geographical areas [line items]
Sales		$ 561,920	$ 652,827
Mineral stream interest		3,600,197	3,349,967
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		614,733	328,543
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		219,785	224,310
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		166,722	182,201
Gold interests [member] | Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest		31,349
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest		2,437,938	2,509,344
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		103,789	105,569
Gold interests [member] | Columbia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		25,881
Silver interests [member]
Disclosure of geographical areas [line items]
Sales		573,429	399,625
Mineral stream interest		1,701,149	1,669,525
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		28,138	28,412
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		566	566
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		462,627	351,974
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest		19,001	20,261
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest		31,152	32,956
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	[1]	253,514	264,402
Silver interests [member] | Argentina [member]
Disclosure of geographical areas [line items]
Mineral stream interest		10,889
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		888,730	970,614
Silver interests [member] | Columbia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		6,532	340
Palladium interest [member]
Disclosure of geographical areas [line items]
Mineral stream interest		232,830	241,389
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		232,830	241,389
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		371,621	227,510
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		$ 371,621	$ 227,510

[1]	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.